Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs - Unvested, Beginning Balance	6,368,850	6,527,750	2,678,000
Number of RSUs - Granted	2,030,000	2,305,100	6,114,000
Number of RSUs - Vested	(2,292,025)	(2,460,000)	(2,255,250)
Number of RSUs - Forfeited	(25,000)	(4,000)	(9,000)
Number of RSUs - Unvested, Ending Balance	6,081,825	6,368,850	6,527,750	2,678,000
Weighted average grant date fair value - Unvested, Beginning Balance	$ 8.5449	$ 9.3503	$ 8.874
Weighted average grant date fair value - Granted	8.1417	7.17	8.9809
Weighted average grant date fair value - Vested	8.2877	9.4054	7.8054
Weighted average grant date fair value - Forfeited	0	2.35	3.85
Weighted average grant date fair value - Unvested, Ending Balance	$ 8.2322	$ 8.5449	$ 9.3503	$ 8.874
Weighted average remaining contractual life (Years)	2 years 1 month 20 days	2 years 1 month 2 days	3 years 1 month 13 days	1 year 10 months 24 days
Expected to vest as of December 31, 2025	6,081,825